MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated March 23, 2018 to the

Statement of Additional Information (“SAI”) dated March 1, 2018, as amended March 12, 2018 for the following Series and Classes of the Fund:

International Disciplined Value Series – Class S and I

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

1.	On March 21, 2018, the Board of Directors of the Fund accepted the resignation of Richard Yates from his position as Chief Legal Officer of the Fund and appointed John Emmons as Chief Legal Officer of the Fund. Accordingly, the information relating to Mr. Yates in the “Management” section is hereby deleted and replaced by the following:

Name:	John Emmons

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	53

Current Position(s) Held with Fund:	Chief Legal Officer

Term of Office[1] & Length of Time Served:	Since 2018

Principal Occupation(s) During Past 5 Years:	Senior Counsel since 2013; Staff Counsel 2005-2013 - Manning & Napier Advisors, LLC and affiliates Holds one or more of the following titles for various affiliates: Corporate Secretary

2.	The first paragraph in “The Advisor” section is hereby deleted and replaced by the following:

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), acts as the Fund’s investment advisor. Manning & Napier Group, LLC (“Manning & Napier Group”) owns 100% of the outstanding interests in MNA and acts as the sole managing member of MNA. Manning & Napier, Inc., a publicly traded company (ticker symbol “MN”), acts as the sole managing member of Manning & Napier Group. Mr. William Manning controls MNA by virtue of his control of Manning & Napier Group. Under the Investment Advisory Agreements (the “Advisory Agreements”) between the Fund and the Advisor, the Advisor is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such.

3.	The information relating to Alex Gurevich in the “Management of Other Portfolios” table is hereby deleted and replaced by the following:

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Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets	Number of Accts	Total Assets	Number of Accts	Total Assets
Alex Gurevich, CFA*	0	$0	11	$24,659,711	43	$211,414,473

*	Information as of December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp IDV 03/23/2018

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